Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Net loss for the year	$ (75)	$ (215)	$ (269)
Items not affecting cash:
Loss on sale of fixed assets			2
Revaluation of warrants	(38)	(45)	(78)
Share-based compensation			2
Gain on settlement of trade payables			(25)
Changes in non-cash working capital:
Decrease in other receivables and prepaid expenses	8	6	50
Increase in trade payables	27	(49)	(82)
Increase in accrued liabilities	44	198	9
	(34)	(105)	(391)
Cash flow from investing activities
Proceeds from sale of equipment			1
Cash provided from loan received from SMAART	4		(25)
Cash provided from repayment of loan from SMAART	25		9
	29		(15)
Cash flow from financing activities
Proceeds from issue of shares, net of share issuance costs			196
Decrease in cash and cash equivalents	(5)	(105)	(210)
Cash and cash equivalents, beginning of year	19	124	334
Cash and cash equivalents, end of year	$ 14	$ 19	$ 124